UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JHL Capital Group LLC
Address: 900 N. Michigan Avenue
         Suite 1340
         Chicago, IL  60611

13F File Number:  028-14352

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Litinsky
Title:     Managing Member
Phone:     (312) 628-7350

Signature, Place, and Date of Signing:

 /s/      James H. Litinsky     Chicago, IL/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $681,764 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    78710  1700000 SH       SOLE                  1700000        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109    14072   150000 SH  PUT  SOLE                   150000        0        0
BRE PROPERTIES INC             CL A             05564E106    23890   470000 SH       SOLE                   470000        0        0
BRE PROPERTIES INC             CL A             05564E106    87112  1713800 SH  CALL SOLE                  1713800        0        0
CHIMERA INVT CORP              COM              16934Q109     2480   950000 SH       SOLE                   950000        0        0
GOOGLE INC                     CL A             38259P508     2341     3300 SH       SOLE                     3300        0        0
HARBINGER GROUP INC            COM              41146A106    10766  1400000 SH       SOLE                  1400000        0        0
MICROS SYS INC                 COM              594901100    42440  1000000 SH  PUT  SOLE                  1000000        0        0
MICROSOFT CORP                 COM              594918104   106920  4000000 SH       SOLE                  4000000        0        0
NASDAQ OMX GROUP INC           COM              631103108    70028  2800000 SH       SOLE                  2800000        0        0
NEW YORK TIMES CO              CL A             650111107     1706   200000 SH       SOLE                   200000        0        0
NYSE EURONEXT                  COM              629491101    18924   600000 SH       SOLE                   600000        0        0
OMNICOM GROUP INC              COM              681919106    57454  1150000 SH       SOLE                  1150000        0        0
SMITHFIELD FOODS INC           COM              832248108    23727  1100000 SH       SOLE                  1100000        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    80591  1405000 SH       SOLE                  1405000        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    41234  3850000 SH       SOLE                  3850000        0        0
THOMAS PPTYS GROUP INC         COM              884453101     4058   750000 SH       SOLE                   750000        0        0
UNISYS CORP                    COM NEW          909214306    15311   885000 SH       SOLE                   885000        0        0